Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Beginning of the year at Dec. 31, 2019	kr 57,593	kr 480	kr (10)	kr 57,817	kr (694)
Net profit	42,138			42,138
Other comprehensive income	(610)			(67)	(543)
Total comprehensive income	41,528			42,071	(543)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	326				326
Transactions with owners:
Dividends (note 4.1)	(20,121)			(20,121)
Share-based payments (note 5.1)	823			823
Tax related to restricted stock units	31			31
Purchase of treasury shares (note 4.2)	(16,855)		(8)	(16,847)
Reduction of the B share capital (note 4.2)	0	(10)	10
Equity at end of period at Dec. 31, 2020	63,325	470	(8)	63,774	(911)
Net profit	47,757			47,757
Other comprehensive income	(670)			146	(816)
Total comprehensive income	47,087			47,903	(816)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	13				13
Transactions with owners:
Dividends (note 4.1)	(21,517)			(21,517)
Share-based payments (note 5.1)	1,040			1,040
Tax related to restricted stock units	245			245
Purchase of treasury shares (note 4.2)	(19,447)		(6)	(19,441)
Reduction of the B share capital (note 4.2)	0	(8)	8
Equity at end of period at Dec. 31, 2021	70,746	462	(6)	72,004	(1,714)
Net profit	55,525			55,525
Other comprehensive income	4,778			615	4,163
Total comprehensive income	60,303			56,140	4,163
Transactions with owners:
Dividends (note 4.1)	(25,303)			(25,303)
Share-based payments (note 5.1)	1,539			1,539
Tax related to restricted stock units	287			287
Purchase of treasury shares (note 4.2)	(24,086)		(6)	(24,080)
Reduction of the B share capital (note 4.2)	0	(6)	6
Equity at end of period at Dec. 31, 2022	kr 83,486	kr 456	kr (6)	kr 80,587	kr 2,449